CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,846,000)	$ (13,392,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	109,000	237,000
Full impairment of unproved oil and gas properties	14,331,000
Stock based compensation	353,000	644,000
Changes in operating assets and liabilities:
Increase in Prepaid expenses	(124,000)	(338,000)
(Increase) decrease in Other current assets	75,000	(2,000)
Increase (decrease) in Accounts payable and accrued expenses	75,000	(3,982,000)
Net cash used in operating activities	(8,027,000)	(16,833,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of property and equipment		1,000
Investment in oil and gas properties	(20,000)	(64,000)
Net cash used in investing activities	(20,000)	(63,000)
DECREASE IN CASH AND CASH EQUIVALENTS	(8,047,000)	(16,896,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	18,374,000	35,270,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 10,327,000	18,374,000
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Accounts payable for oil and gas property		$ (12,000)